Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposit Liabilities
The composition of the Bank's deposits at December 31, 2013 and 2012 is as follows:

	December 31,
(in thousands)	2013	2012
Noninterest-bearing demand	$443,287	$455,000
Interest checking and money market	1,110,568	1,133,765
Savings	496,495	444,976
Time certificates of $100,000 or more	105,620	103,980
Other time certificates	83,651	93,570
Total	$2,239,621	$2,231,291

Scheduled Maturities of Time Deposits	At December 31, 2013, the scheduled maturities of time deposits are as follows:

(in thousands)
2014	$136,723
2015	20,503
2016	4,951
2017	4,205
2018	22,889
Total	$189,271